EQUITY - Equity Instruments and Hybrid Instruments (Details) $ / shares in Units, € in Millions						3 Months Ended	12 Months Ended
	Dec. 14, 2017 USD ($)	Jan. 15, 2016 USD ($) instrument shares	Jan. 15, 2016 EUR (€) instrument shares	Nov. 20, 2015 USD ($)	Jan. 16, 2013 USD ($) $ / shares	Dec. 31, 2015 USD ($) instrument $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($) business_day
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 12,928,000,000
Mandatory convertible bonds extension, decrease to NCI							(83,000,000)		$ (20,000,000)
Treasury Shares
Disclosure of detailed information about borrowings [line items]
Conversion of mandatorily convertible notes									18,000,000
Share capital
Disclosure of detailed information about borrowings [line items]
Conversion of mandatorily convertible notes		$ 622,000,000	€ 570					$ 622,000,000
Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Conversion of mandatorily convertible notes								$ 1,178,000,000	20,000,000
Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Mandatory convertible bonds extension, decrease to NCI	$ (83,000,000)			$ (20,000,000)			$ (83,000,000)		$ (20,000,000)
Mandatorily convertible subordinated notes
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of notes					$ 2,222,000,000
Borrowings maturity, term (in years)					3 years
Borrowings issuance price percentage					100.00%
Borrowings, interest rate					6.00%
Borrowings					$ 384,000,000
Reserve of equity component of convertible instruments					$ 1,838,000,000
Number of instruments converted | instrument		88,182,131	88,182,131			1,817,869
Decrease in borrowings due to conversion		$ (1,800,000,000)				$ (38,000,000)
Mandatorily convertible subordinated notes | Treasury Shares
Disclosure of detailed information about borrowings [line items]
Borrowings, converted instrument, shares issued | shares						2,275,026
Mandatorily convertible subordinated notes | Treasury Shares | Pro Forma
Disclosure of detailed information about borrowings [line items]
Borrowings, converted instrument, shares issued | shares						758,342
Mandatorily convertible subordinated notes | Share capital
Disclosure of detailed information about borrowings [line items]
Borrowings, converted instrument, shares issued | shares		137,967,116	137,967,116
Conversion of mandatorily convertible notes		$ 622,000,000
Mandatorily convertible subordinated notes | Share capital | Pro Forma
Disclosure of detailed information about borrowings [line items]
Borrowings, converted instrument, shares issued | shares		45,989,039	45,989,039
Mandatorily convertible subordinated notes | Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Conversion of mandatorily convertible notes		$ 1,178,000,000
Mandatorily convertible subordinated notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, conversion price | $ / shares					$ 16.75	$ 15.98			$ 15.98
Mandatorily convertible subordinated notes | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, convertible, conversion price | $ / shares					$ 20.94	$ 19.98			$ 19.98
Borrowings, convertible, conversion price (as a percentage)					125.00%
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	184,000,000			106,000,000
Notional amount	1,000,000,000			1,000,000,000						$ 1,000,000,000	$ 750,000,000
Borrowings, convertible, call option, number of business days prior to maturity | business_day											10
Finance costs	92,000,000			79,000,000
Mandatorily convertible unsecured unsubordinated bonds | Non-controlling interests
Disclosure of detailed information about borrowings [line items]
Reserve of equity component of convertible instruments	$ 797,000,000			$ 880,000,000